Note 12 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed, Current and Non-current - Schedule of Accrued Revenue (Details)
$ in Thousands
Jun. 30, 2020 USD ($)
2020	$ (2,330)
2021	(4,657)
2022	(2,893)
2023	(3,903)
2024	(4,786)
2025 and thereafter	(2,186)
Total	$ (20,755)